Equity - Additional Information (Detail) $ / shares in Units, R$ in Thousands, $ in Thousands												12 Months Ended
	Nov. 05, 2024 BRL (R$)	Nov. 05, 2024 USD ($) $ / shares	Sep. 26, 2024 BRL (R$)	Sep. 26, 2024 USD ($)	Aug. 06, 2024 BRL (R$)	Aug. 06, 2024 USD ($) $ / shares	May 07, 2024 BRL (R$)	May 07, 2024 USD ($) $ / shares	Feb. 14, 2024 BRL (R$)	Feb. 07, 2024 BRL (R$)	Feb. 07, 2024 USD ($) $ / shares	Dec. 31, 2024 BRL (R$) shares	Dec. 31, 2022 BRL (R$)	Dec. 31, 2024 $ / shares	Dec. 31, 2023 BRL (R$) shares	Dec. 31, 2023 $ / shares	Oct. 23, 2023 BRL (R$)
Disclosure Of Share Capital Reserves And Other Equity Interest Explanatory [Line Items]
Treasury shares acquired													R$ 62,393
Treasury Shares												R$ 259,773			R$ 172,863
Aggregate fair value of convertible preferred shares																	R$ 34,141
Transaction cost																	R$ 1,958
Restricted share units [member]
Disclosure Of Share Capital Reserves And Other Equity Interest Explanatory [Line Items]
Number of other equity instruments exercised or vested in share-based payment arrangement | shares												70,646
Class A Common Shares [Member]
Disclosure Of Share Capital Reserves And Other Equity Interest Explanatory [Line Items]
Treasury shares acquired				$ 15,000					R$ 60,000	R$ 60,000
Class A Common Shares [Member] | Top of range [member]
Disclosure Of Share Capital Reserves And Other Equity Interest Explanatory [Line Items]
Treasury shares acquired			R$ 60,000						R$ 60,000	60,000
Vinci Partners Investments Ltd [Member]
Disclosure Of Share Capital Reserves And Other Equity Interest Explanatory [Line Items]
Number of shares outstanding | shares												68,696,972			56,913,588
Vinci Partners Investments Ltd [Member] | Class A Common Shares [Member]
Disclosure Of Share Capital Reserves And Other Equity Interest Explanatory [Line Items]
Treasury Shares												R$ 4,650,617
Classes of ordinary shares [domain] | August 24, 2023 [member] | Quarterly Dividend [Member]
Disclosure Of Share Capital Reserves And Other Equity Interest Explanatory [Line Items]
Dividends recognised as distributions					R$ 51,026	$ 9,027
Dividends paid, ordinary shares per share | $ / shares						$ 0.17
Classes of ordinary shares [domain] | February 22, 2024 [member] | Quarterly Dividend [Member]
Disclosure Of Share Capital Reserves And Other Equity Interest Explanatory [Line Items]
Dividends recognised as distributions										R$ 53,357	$ 10,756
Dividends paid, ordinary shares per share | $ / shares											$ 0.2
Classes of ordinary shares [domain] | May 23, 2024 [member] | Quarterly Dividend [Member]
Disclosure Of Share Capital Reserves And Other Equity Interest Explanatory [Line Items]
Dividends recognised as distributions							R$ 45,978	$ 9,085
Dividends paid, ordinary shares per share | $ / shares								$ 0.17
Classes of ordinary shares [domain] | November 20, 2024 [member] | Quarterly Dividend [Member]
Disclosure Of Share Capital Reserves And Other Equity Interest Explanatory [Line Items]
Dividends recognised as distributions	R$ 48,603	$ 8,402
Dividends paid, ordinary shares per share | $ / shares		$ 0.16
Class A Common Stock [Member] | Share Repurchase Programme [Member]
Disclosure Of Share Capital Reserves And Other Equity Interest Explanatory [Line Items]
Share repurchased, Shares | shares												1,566,142
Share repurchase amount paid												R$ 28,302
Class A Common Stock [Member] | Classes of ordinary shares [domain]
Disclosure Of Share Capital Reserves And Other Equity Interest Explanatory [Line Items]
Number of shares outstanding | shares												54,230,733
Par value per share | $ / shares														$ 0.00005
Common stock shares number of voting rights												1
Class B Common Stock [Member] | Classes of ordinary shares [domain]
Disclosure Of Share Capital Reserves And Other Equity Interest Explanatory [Line Items]
Number of shares outstanding | shares												14,466,239
Par value per share | $ / shares																$ 0.00005
Common stock shares number of voting rights												10